                                     [LOGO]

                                  NATIONWIDE(R)
                              VL SEPARATE ACCOUNT-A


                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
FHL - 150 - M (12/97)

                                     [LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                    [PHOTO]


                               PRESIDENT'S MESSAGE

            We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1997 annual report of the Nationwide VL Separate Account-A.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                                            /s/ Joseph J. Gasper
                                            Joseph J. Gasper, President

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997



ASSETS:

   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         65,673 shares (cost $340,971) ............................       $433,439

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         1,145 shares (cost $29,326) ..............................         42,484

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         427 shares (cost $8,167) .................................          9,058

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,238 shares (cost $13,601) ..............................         14,091

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         1,125 shares (cost $1,125) ...............................          1,125

      Nationwide SAT - Total Return Fund (NSATTotRe)
         1,231 shares (cost $15,685) ..............................         20,160

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         623 shares (cost $9,748) .................................         11,083
                                                                          --------

            Total investments .....................................        531,440

   Accounts receivable ............................................             68
                                                                          --------

            Total assets ..........................................        531,508

ACCOUNTS PAYABLE ..................................................             --
                                                                          --------

CONTRACT OWNERS' EQUITY ...........................................       $531,508
                                                                          ========

                                                                                                                          ANNUAL
Contract owners' equity represented by:                            UNITS          UNIT VALUE                              RETURN
                                                                   -----          ----------                              -------

Multiple Payment Contracts and Flexible Premium Contracts:

      American Century VP -
        American Century VP Advantage ....................             511      $     15.906088       $     8,128             12%

      American Century VP -
        American Century VP Advantage
          Initial Funding by Depositor (note 1a) .........          25,000            17.013707           425,343             13%

      Fidelity VIP - Growth Portfolio ....................           1,734            24.509547            42,500             22%

      Nationwide SAT - Capital Appreciation Fund .........             368            24.563746             9,039             33%

      Nationwide SAT - Government Bond Fund ..............             841            16.735906            14,075              9%

      Nationwide SAT - Money Market Fund .................              88            12.754301             1,122              4%

      Nationwide SAT - Total Return Fund .................             716            28.233403            20,215             28%

      Neuberger & Berman AMT -
        Balanced Portfolio ...............................             593            18.694343            11,086             19%
                                                                 =========      ===============        ----------

                                                                                                       $  531,508
                                                                                                       ==========

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



                                                                1997             1996             1995
                                                              ---------        ---------        ---------
INVESTMENT ACTIVITY:
   Reinvested dividends .................................     $   8,040           10,646           12,757
   Mortality and expense charges (note 3) ...............          (795)            (722)            (621)
                                                              ---------        ---------        ---------
      Net investment activity ...........................         7,245            9,924           12,136
                                                              ---------        ---------        ---------

   Proceeds from mutual fund shares sold ................        33,699           16,003           36,212
   Cost of mutual funds sold ............................       (28,831)         (14,209)         (35,326)
                                                              ---------        ---------        ---------
      Realized gain on investments ......................         4,868            1,794              886
   Change in unrealized gain on investments .............        29,307            8,266           53,488
                                                              ---------        ---------        ---------
      Net gain on investments ...........................        34,175           10,060           54,374
                                                              ---------        ---------        ---------
   Reinvested capital gains .............................        23,407           21,139              694
                                                              ---------        ---------        ---------
         Net increase in contract owners'
            equity resulting from operations ............        64,827           41,123           67,204
                                                              ---------        ---------        ---------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ......        14,070           24,097           36,589
   Surrenders ...........................................       (23,075)          (6,042)            (164)
   Policy loans (net of repayments) (note 4) ............        13,620            3,498          (23,321)
   Deductions for surrender charges (note 2d) ...........        (4,334)              --               --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c) ......        (8,935)         (12,114)         (12,670)
                                                              ---------        ---------        ---------
         Net increase (decrease) in equity transactions..        (8,654)           9,439              434
                                                              ---------        ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................        56,173           50,562           67,638
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............       475,335          424,773          357,135
                                                              ---------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................     $ 531,508          475,335          424,773
                                                              =========        =========        =========



See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account, 50,000 shares of the American Century VP -- American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Modified Single Premium, Multiple Payment and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolio of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Advantage (ACVPAdv)

              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Growth Portfolio (FidVIPGr)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor); Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 and 1995 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Purchase payments totaling less than $25,000 - $90/year

              Purchase payments totaling $25,000 or more - $50/year

              The above charges are assessed against each contract by liquidating units.

              No charges were deducted from the initial funding, or from the earnings thereon.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

(3) ASSET CHARGES

     For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

     The above charges are assessed through the daily unit value calculation. No charges are deducted from the initial funding, or from earnings thereon.

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, 6% interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(6)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         -    Beginning unit value - Jan. 1

         -    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual funds.)

         -    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         -    Asset charges
              (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

         -    Ending unit value - Dec. 31

         -    Percentage increase (decrease) in unit value.

                                                                      SCHEDULE I
                        NATIONWIDE VL SEPARATE ACCOUNT-A

            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                       ACVPAdv              ACVPAdv(+)         FidVIPGr           NSATCapAp           NSATGvtBd
                                     ------------         ------------       ------------        ------------        ------------
1997
Beginning unit value - Jan. 1        $  14.210999            15.079515          20.008196           18.410667           15.383251
                                     ------------         ------------       ------------        ------------        ------------

Reinvested capital gains
and dividends                             .999595             1.062482            .738304             .749108             .983193
                                     ------------         ------------       ------------        ------------        ------------

Unrealized gain (loss)                    .816206              .871710           3.943560            5.577539             .496554
                                     ------------         ------------       ------------        ------------        ------------

Asset charges                            (.120712)             .000000           (.180513)           (.173568)           (.127092)
                                     ------------         ------------       ------------        ------------        ------------

Ending unit value - Dec. 31          $  15.906088            17.013707          24.509547           24.563746           16.735906
                                     ------------         ------------       ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                 12%                  13%                22%                 33%                  9%
                                     ============         ============       ============        ============        ============


1996
Beginning unit value - Jan. 1        $  13.112917            13.802855          17.583952           14.713230           14.984933
                                     ------------         ------------       ------------        ------------        ------------

Reinvested capital gains
and dividends                             .945920              .998314           1.263661             .766553             .930103
                                     ------------         ------------       ------------        ------------        ------------

Unrealized gain (loss)                    .260998              .278346           1.312893            3.061949            (.412550)
                                     ------------         ------------       ------------        ------------        ------------

Asset charges                            (.108836)             .000000           (.152310)           (.131065)           (.119235)
                                     ------------         ------------       ------------        ------------        ------------

Ending unit value - Dec. 31          $  14.210999            15.079515          20.008196           18.410667           15.383251
                                     ------------         ------------       ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                  8%                   9%                14%                 25%                  3%
                                     ============         ============       ============        ============        ============


1995
Beginning unit value - Jan. 1        $  11.321934            11.822996          13.094007           11.465403           12.720514
                                     ------------         ------------       ------------        ------------        ------------

Reinvested capital gains
and dividends                             .411556              .431938            .072389             .653781             .903001
                                     ------------         ------------       ------------        ------------        ------------

Unrealized gain (loss)                   1.477165             1.547921           4.544905            2.696528            1.472503
                                     ------------         ------------       ------------        ------------        ------------

Asset charges                            (.097738)             .000000           (.127349)           (.102482)           (.111085)
                                     ------------         ------------       ------------        ------------        ------------

Ending unit value - Dec. 31          $  13.112917            13.802855          17.583952           14.713230           14.984933
                                     ------------         ------------       ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                 16%                  17%                34%                 28%                 18%
                                     ============         ============       ============        ============        ============

                                           NSATMyMkt          NSATTotRe            NBAMTBal
                                         ------------        ------------        ------------
1997
Beginning unit value - Jan. 1               12.214743           21.988773           15.775523
                                         ------------        ------------        ------------

Reinvested capital gains
and dividends                                 .640005            1.284328            1.058944
                                         ------------        ------------        ------------

Unrealized gain (loss)                        .000000            5.164704            1.999835
                                         ------------        ------------        ------------

Asset charges                                (.100447)           (.204402)           (.139959)
                                         ------------        ------------        ------------

Ending unit value - Dec. 31                 12.754301           28.233403           18.694343
                                         ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                      4%                 28%                 19%
                                         ============        ============        ============


1996
Beginning unit value - Jan. 1               11.714295           18.192762           14.878481
                                         ------------        ------------        ------------

Reinvested capital gains
and dividends                                 .596995            1.217547            2.281380
                                         ------------        ------------        ------------

Unrealized gain (loss)                        .000000            2.737018           (1.262381)
                                         ------------        ------------        ------------

Asset charges                                (.096547)           (.158554)           (.121957)
                                         ------------        ------------        ------------

Ending unit value - Dec. 31                 12.214743           21.988773           15.775523
                                         ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                      4%                 21%                  6%
                                         ============        ============        ============


1995
Beginning unit value - Jan. 1               11.176411           14.205723           12.118394
                                         ------------        ------------        ------------

Reinvested capital gains
and dividends                                 .629782            1.413734             .308616
                                         ------------        ------------        ------------

Unrealized gain (loss)                        .000000            2.703396            2.562255
                                         ------------        ------------        ------------

Asset charges                                (.091898)           (.130091)           (.110784)
                                         ------------        ------------        ------------

Ending unit value - Dec. 31                 11.714295           18.192762           14.878481
                                         ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                      5%                 28%                 23%
                                         ============        ============        ============


* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

+ For Depositor, see note 1a.

See note 6.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-A as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VL Separate Account-A as of December 31, 1997, and the results of its operations and its changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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